Average Annual Total Returns		12 Months Ended	60 Months Ended	109 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 TR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 TR Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	14.42%	15.24%
CBOE S&P 500 Buy Write Index (BXM) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	CBOE S&P 500 Buy Write Index (BXM)(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		8.91%	9.33%	7.28%
Soundwatch Hedged Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.32%	10.38%	9.81%
Performance Inception Date	Nov. 30, 2016
Soundwatch Hedged Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.19%	10.19%	9.57%
Soundwatch Hedged Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.80%	8.22%	7.98%